Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended
	Sep. 09, 2015	Jul. 31, 2024	Jul. 31, 2023	Jul. 31, 2022	Jul. 31, 2021	Jul. 31, 2020	Jul. 31, 2019	Jul. 31, 2018	Jul. 31, 2017	Jul. 31, 2016
C000159026
Account Value [Line Items]
Line Graph and Table Measure Name	Tactical Dividend and Momentum Fund	Tactical Dividend and Momentum Fund
Account Value	$ 9,425	$ 13,910	$ 12,203	$ 12,290	$ 12,912	$ 10,036	$ 10,307	$ 10,569	$ 9,330	$ 9,056
C000159027
Account Value [Line Items]
Line Graph and Table Measure Name		Tactical Dividend and Momentum Fund
Account Value	10,000	$ 13,821	12,201	12,386	13,114	10,275	10,639	10,982	9,780	9,562
C000159028
Account Value [Line Items]
Line Graph and Table Measure Name		Tactical Dividend and Momentum Fund
Account Value	10,000	$ 15,052	13,169	13,228	13,880	10,749	11,024	11,270	9,927	9,612
C000159029
Account Value [Line Items]
Line Graph and Table Measure Name		Tactical Dividend and Momentum Fund
Account Value	$ 10,000	$ 14,511	12,742	12,858	13,532	10,527	10,832	11,116	9,834	9,562
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 10,000	33,415	27,356	24,206	25,383	18,603	16,616	15,387	13,238	11,408
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 10,000	33,415	27,356	24,206	25,383	18,603	16,616	15,387	13,238	11,408
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 10,000	33,415	27,356	24,206	25,383	18,603	16,616	15,387	13,238	11,408
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 10,000	$ 33,415	$ 27,356	$ 24,206	$ 25,383	$ 18,603	$ 16,616	$ 15,387	$ 13,238	$ 11,408